SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST	12 Months Ended
Dec. 31, 2019
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST
NOTE 22:-	SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST

a.         Additional information on Revenues:

Major customers:

BARDA and Vericel contributed 34% and 55% of our total Revenues, respectively, in 2019 (see also Note 17). No other customer contributed 10% or more of our Revenues in 2019.

Geographic information:

The Revenues reported in the financial statements are based on the location of the customers, as follows:

	Year ended December 31,
	2017	2018	2019

USA (see also Note 17a, 17b)	-	-	28,504
Others	2,496	3,401	3,285

	2,496	3,401	31,789

b.	Cost of Revenues::

1.	Cost of Revenues from sale of products

	Year ended December 31,
	2017	2018	2019

Salary and benefits (including share-based compensation)	2,073	2,212	1,916
Subcontractors	121	72	89
Depreciation and amortization	457	474	512
Cost of materials	535	468	456
Other manufacturing expenses	989	783	657
Decrease (increase) in inventory of finished products	(999)	299	344
Allotment of manufacturing costs to R&D	(1,598)	(2,220)	(1,621)

	1,578	2,088	2,353

2.	Cost of Revenues from development services

	Year ended December 31,
	2017	2018	2019

Salary and benefits	-	-	1,404
Subcontractors	-	-	7,412

	-	-	8,816

3.	Cost of Revenues from license agreements

	Year ended December 31,
	2017	2018	2019

Royalties payments	-	-	680

	-	-	680

c.	Research and development expenses, net of participations:

	Year ended December 31,
	2017	2018	2019

Salary and benefits (including share-based compensation)	3,840	3,703	2,965
Subcontractors	8,780	11,423	4,694
Depreciation and amortization	42	51	342
Cost of materials	223	309	311
Allotment of manufacturing costs	1,598	2,220	1,621
Other research and development expenses	142	209	137

Research and development, gross	14,625	17,915	10,070

Participations:
BARDA funds	(8,565)	(13,238)	(3,785)
Revaluation of liabilities in respect of IIA grants	(598)	(605)	(1,316)

	5,462	4,072	4,969

d.	Selling and marketing expenses:

	Year ended December 31,
	2017	2018	2019

Salary and benefits (including share based compensation)	3,062	2,343	2,028
Marketing and medical support	1,628	1,055	1,298
Depreciation and amortization	12	9	49
Shipping and delivery	236	192	200
Registration and marketing license fees	424	589	489

	5,362	4,188	4,064

e.	General and administrative expenses:

	Year ended December 31,
	2017	2018	2019

Salary and benefits (including share‑based compensation)	2,032	2,035	2,621
Professional fees	1,224	1,361	1,628
Depreciation and amortization	56	43	247
Other	469	360	746

	3,781	3,799	5,242

f.	Other expenses: The other one-time expenses amounted $751 and $1,172 for the years ended December 31, 2018 and 2019 respectivally, are associated with the review and assessment of the strategic deal.

g.	Financial income and expense:

	Year ended December 31,
	2017	2018	2019
Financial income:
Interest income	349	412	434
Exchange differences, net	57	-	122

	406	412	556
Financial expense:
Interest in respect of IIA grants	827	892	925
Revaluation of liabilities in respect of IFRS16	-	-	140
Revaluation of contingent consideration for the purchase of shares	351	758	1,690
Exchange differences, net	-	219	-
Finance expenses in respect of deferred Revenues	-	164	161
Other	74	84	67

	1,252	2,117	2,983